Fair value measurement	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Fair value measurement

Note 30 –Fair value measurement

ASC Subtopic 820-10 “Fair Value Measurements and Disclosures” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels in order to increase consistency and comparability in fair value measurements and disclosures. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

  Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access at the measurement date. Valuation on these instruments does not necessitate a significant degree of judgment since valuations are based on quoted prices that are readily available in an active market.
  Level 2 - Quoted prices other than those included in Level 1 that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or that can be corroborated by observable market data for substantially the full term of the financial instrument.
  Level 3 - Inputs are unobservable and significant to the fair value measurement. Unobservable inputs reflect the Corporation's own assumptions about assumptions that market participants would use in pricing the asset or liability.

The Corporation maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Fair value is based upon quoted market prices when available. If listed prices or quotes are not available, the Corporation employs internally-developed models that primarily use market-based inputs including yield curves, interest rates, volatilities, and credit curves, among others. Valuation adjustments are limited to those necessary to ensure that the financial instrument's fair value is adequately representative of the price that would be received or paid in the marketplace. These adjustments include amounts that reflect counterparty credit quality, the Corporation's credit standing, constraints on liquidity and unobservable parameters that are applied consistently.

The estimated fair value may be subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in calculating fair value could significantly affect the results.

Fair Value on a Recurring Basis

The following fair value hierarchy tables present information about the Corporation's assets and liabilities measured at fair value on a recurring basis at December 31, 2011 and 2010:

At December 31, 2011

(In thousands)	Level 1	Level 2	Level 3	Balance

Assets
Investment securities available-for-sale:
U.S. Treasury securities	$-	$38,668	$-	$38,668
Obligations of U.S. Government sponsored entities	-	985,546	-	985,546
Obligations of Puerto Rico, States and political subdivisions	-	58,728	-	58,728
Collateralized mortgage obligations - federal agencies	-	1,697,642	-	1,697,642
Collateralized mortgage obligations - private label	-	57,792	-	57,792
Mortgage-backed securities	-	2,132,134	7,435	2,139,569
Equity securities	3,465	3,451	-	6,916
Other	-	24,962	-	24,962
Total investment securities available-for-sale	$3,465	$4,998,923	$7,435	$5,009,823

Trading account securities, excluding derivatives:
Obligations of Puerto Rico, States and political subdivisions	$-	$90,332	$-	$90,332
Collateralized mortgage obligations	-	737	2,808	3,545
Mortgage-backed securities - federal agencies	-	303,428	21,777	325,205
Other	-	13,212	4,036	17,248
Total trading account securities	$-	$407,709	$28,621	$436,330
Mortgage servicing rights	$-	$-	$151,323	$151,323
Derivatives	-	61,887	-	61,887
Total assets	$3,465	$5,468,519	$187,379	$5,659,363

Liabilities
Derivatives	$-	$(66,700)	$-	$(66,700)
Contingent consideration	-	-	(99,762)	(99,762)
Total liabilities	$-	$(66,700)	$(99,762)	$(166,462)

At December 31, 2010

(In thousands)	Level 1	Level 2	Level 3	Balance

Assets
Investment securities available-for-sale:
U.S. Treasury securities	$-	$38,136	$-	$38,136
Obligations of U.S. Government sponsored entities	-	1,211,304	-	1,211,304
Obligations of Puerto Rico, States and political subdivisions	-	52,702	-	52,702
Collateralized mortgage obligations - federal agencies	-	1,238,294	-	1,238,294
Collateralized mortgage obligations - private label	-	84,938	-	84,938
Mortgage-backed securities	-	2,568,396	7,759	2,576,155
Equity securities	3,952	5,523	-	9,475
Other	-	25,848	-	25,848
Total investment securities available-for-sale	$3,952	$5,225,141	$7,759	$5,236,852

Trading account securities, excluding derivatives:
Obligations of Puerto Rico, States and political subdivisions	$-	$16,438	$-	$16,438
Collateralized mortgage obligations	-	769	2,746	3,515
Mortgage-backed securities - federal agencies	-	472,806	20,238	493,044
Other	-	30,423	2,810	33,233
Total trading account securities	$-	$520,436	$25,794	$546,230
Mortgage servicing rights	$-	$-	$166,907	$166,907
Derivatives	-	72,993	-	72,993
Total assets	$3,952	$5,818,570	$200,460	$6,022,982

Liabilities
Derivatives	$-	$(76,344)	$-	$(76,344)
Trading liabilities	-	(10,459)	-	(10,459)
Equity appreciation instrument	-	(9,945)	-	(9,945)
Contingent consideration	-	-	(92,994)	(92,994)
Total liabilities	$-	$(96,748)	$(92,994)	$(189,742)

The following tables present the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended December 31, 2011, 2010, and 2009.

Year ended December 31, 2011
								Changes in
								unrealized
								gains
								(losses)
								included in
			Gains					earnings/OCI
			(losses)					related to
			included					assets still
	Balance at	Initial	in				Balance at	held at
	December 31,	fair value on	earnings/				December 31,	December 31,
(In millions)	2010	acquisition	OCI	Purchases	Sales	Settlements	2011	2011
Assets
Investment securities
available-for-sale:
Mortgage-backed securities	$8	$-	$-	$-	$-	$(1)	$7	$-
Total investment securities
available-for-sale	$8	$-	$-	$-	$-	$(1)	$7	$- [a]
Trading account securities:
Collateralized mortgage obligations	$3	$-	$-	$-	$-	$-	$3	$-
Mortgage- backed securities-
federal agencies	20	-	-	14	(10)	(2)	22	-
Other	3	-	-	4	(3)	-	4	1
Total trading account securities	$26	$-	$-	$18	$(13)	$(2)	$29	$1 [b]
Mortgage servicing rights	$167	$-	$(37)	$21	$-	$-	$151	$(20) [c]
Total assets	$201	$-	$(37)	$39	$(13)	$(3)	$187	$(19)
Liabilities
Contingent consideration	$(93)	$(1)	$(6)	$-	$-	$-	$(100)	$(6) [d]
Total liabilities	$(93)	$(1)	$(6)	$-	$-	$-	$(100)	$(6)

[a] Gains (losses) are included in OCI.

[b] Gains (losses) are included in “Trading account profit” in the Statement of Operations.

[c] Gains (losses) are included in “Other service fees” in the Statement of Operations.

[d] Gains (losses) are included in “FDIC loss share (expense) income” in the Statement of Operations.

Year ended December 31, 2010
										Changes in
										unrealized
										gains
										(losses)
										included in
			Gains							earnings/OCI
			(losses)							related to
		Initial	included							assets still
	Balance at	fair value	in					Transfers	Balance at	held at
	December 31,	on	earnings/					in (out) of	December 31,	December 31,
(In millions)	2009	acquisition	OCI	Issuances	Purchases	Sales	Settlements	Level 3	2010	2010
Assets
Investment securities
available-for-sale:
Mortgage-backed securities	$34	$-	$1	$3	$-	$-	$(3)	$(27)	$8	$-
Total investment securities
available-for-sale	$34	$-	$1	$3	$-	$-	$(3)	$(27)	$8	$- [a]
Trading account securities:
Collateralized mortgage
obligations	$3	$-	$-	$-	$-	$-	$-	$-	$3	$-
Mortgage-backed securities -
federal agencies	224	-	3	-	23	(49)	(11)	(170)	20	-
Other	3	-	-	-	1	(1)	-	-	3	-
Total trading account securities	$230	$-	$3	$-	$24	$(50)	$(11)	$(170)	$26	$- [b]
Mortgage servicing rights	$170	$-	$(23)	$-	$20	$-	$-	$-	$167	$(17) [c]
Total assets	$434	$-	$(19)	$3	$44	$(50)	$(14)	$(197)	$201	$(17)
Liabilities
Contingent consideration	$-	$(89)	$(4)	$-	$-	$-	$-	$-	$(93)	$(4) [d]
Total liabilities	$-	$(89)	$(4)	$-	$-	$-	$-	$-	$(93)	$(4)

[a] Gains (losses) are included in OCI.

[b] Gains (losses) are included in “Trading account profit” in the Statement of Operations.

[c] Gains (losses) are included in “Other services fees” in the Statement of Operations.

[d] Gains (losses) are included in “FDIC loss share (expense) income” in the Statement of Operations.

Year ended December 31, 2009
					Changes in
					unrealized
					gains
					(losses)
					included in
		Gains			earnings/OCI
		(losses)			related to
		included			assets still
	Balance at	in	Purchases,	Balance at	held at
	December 31,	earnings/	sales, issuances,	December 31,	December 31,
(In millions)	2008	OCI	and settlements (net)	2009	2009
Assets
Investment securities available-for-sale:
Mortgage-backed securities	$37	$-	$(3)	$34	$-
Total investment securities available-for-sale	$37	$-	$(3)	$34	$- [a]
Trading account securities:
Collateralized mortgage obligations	$3	$-	$-	$3	$-
Mortgage-backed securities -
federal agencies	292	3	(71)	224	6
Other	5	(1)	(1)	3	-
Total trading account securities	$300	$2	$(72)	$230	$6 [b]
Mortgage servicing rights	$176	$(31)	$25	$170	$(18) [c]
Loans measured at fair value
pursuant to fair value option	$5	$1	$(6)	$-	$- [d]
Total assets	$518	$(28)	$(56)	$434	$(12)

[a] Gains (losses) are included in OCI.

[b] Gains (losses) are included in “Trading account profit” in the Statement of Operations.

[c] Gains (losses) are included in “Other services fees” in the Statement of Operations.

[d] Gains (losses) are included in “Loss from discontinued operations, net of tax” in the Statement of Operations.

There were no transfers in and/or out of Level 3 for financial instruments measured at fair value on a recurring basis during the years ended December 31, 2011 and 2009. There were $ 197 million in transfers out of Level 3 for financial instruments measured at fair value on a recurring basis during the year ended December 31, 2010. These transfers resulted from exempt FNMA mortgage-backed securities, which were transferred out of Level 3 and into Level 2, as a result of a change in valuation methodology from an internally-developed matrix pricing to pricing them based on a bond's theoretical value from similar bonds defined by credit quality and market sector. Their fair value incorporates an option adjusted spread. Pursuant to the Corporation's policy, these transfers were recognized as of the end of the reporting period. There were no transfers in and/or out of Level 1 during 2011, 2010, and 2009.

Gains and losses (realized and unrealized) included in earnings for the years ended December 31, 2011, 2010, and 2009 for Level 3 assets and liabilities included in the previous tables are reported in the consolidated statement of operations as follows:

	2011		2010		2009
		Changes in unrealized		Changes in unrealized		Changes in unrealized
	Total gains	gains (losses)	Total gains	gains (losses)	Total gains	gains (losses)
	(losses) included	relating to assets still	(losses) included	relating to assets still	(losses) included	relating to assets still
(In millions)	in earnings	held at reporting date	in earnings	held at reporting date	in earnings	held at reporting date
FDIC loss share
(expense) income	$(6)	$(6)	$(4)	$(4)	$-	$-
Other service fees	(37)	(20)	(23)	(17)	(31)	(18)
Trading account profit	-	1	3	-	2	6
Loss from discontinued
operations, net of tax	-	-	-	-	1	-
Total	$(43)	$(25)	$(24)	$(21)	$(28)	$(12)

Additionally, in accordance with generally accepted accounting principles, the Corporation may be required to measure certain assets at fair value on a nonrecurring basis in periods subsequent to their initial recognition. The adjustments to fair value usually result from the application of lower of cost or fair value accounting, identification of impaired loans requiring specific reserves under ASC Section 310-10-35 “Accounting by Creditors for Impairment of a Loan”, or write-downs of individual assets. The following table presents financial and non-financial assets that were subject to a fair value measurement on a nonrecurring basis during the years ended December 31, 2011, 2010, and 2009, and which were still included in the consolidated statement of condition as of such dates. The amounts disclosed represent the aggregate fair value measurements of those assets as of the end of the reporting period.

	Carrying value at December 31, 2011			Carrying value at December 31, 2010			Carrying value at December 31, 2009
(In millions)	Level 3	Total	Write-downs	Level 3	Total	Write-downs	Level 3	Total	Write-downs
Loans[1]	$96	$96	$(6)	$204	$204	$(14)	$877	$877	$(250)
Loans held-for-sale [2]	84	84	(30)	671	671	(342)	-	-	(3)
Other real estate owned [3]	91	91	(23)	45	45	(28)	60	60	(28)
Other foreclosed assets[3]	-	-	(1)	-	-	(1)	5	5	(1)
Total	$271	$271	$(60)	$920	$920	$(385)	$942	$942	$(282)

[1] Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35.

[2] Relates to lower of cost or fair value adjustments of loans held-for-sale and loans transferred from loans held-in-portfolio to loans held-for-sale. These adjustments were principally determined based on negotiated price terms for the loans

[3] Represents the fair value of foreclosed real estate and other collateral owned that were measured at fair value.

Following is a description of the Corporation's valuation methodologies used for assets and liabilities measured at fair value. The disclosure requirements exclude certain financial instruments and all non-financial instruments. Accordingly, the aggregate fair value amounts of the financial instruments disclosed do not represent management's estimate of the underlying value of the Corporation.

Trading Account Securities and Investment Securities Available-for-Sale

  U.S. Treasury securities: The fair value of U.S. Treasury securities is based on yields that are interpolated from the constant maturity treasury curve. These securities are classified as Level 2.
  Obligations of U.S. Government sponsored entities: The Obligations of U.S. Government sponsored entities include U.S. agency securities, which fair value is based on an active exchange market and on quoted market prices for similar securities. The U.S. agency securities are classified as Level 2.
  Obligations of Puerto Rico, States and political subdivisions: Obligations of Puerto Rico, States and political subdivisions include municipal bonds. The bonds are segregated and the like characteristics divided into specific sectors. Market inputs used in the evaluation process include all or some of the following: trades, bid price or spread, two sided markets, quotes, benchmark curves including but not limited to Treasury benchmarks, LIBOR and swap curves, market data feeds such as MSRB, discount and capital rates, and trustee reports. The municipal bonds are classified as Level 2.
  Mortgage-backed securities: Certain agency mortgage-backed securities (“MBS”) are priced based on a bond's theoretical value derived from similar bonds defined by credit quality and market sector. Their fair value incorporates an option adjusted spread. The agency MBS are classified as Level 2. Other agency MBS such as GNMA Puerto Rico Serials are priced using an internally-prepared pricing matrix with quoted prices from local brokers dealers. These particular MBS are classified as Level 3.
  Collateralized mortgage obligations: Agency and private-label collateralized mortgage obligations (“CMOs”) are priced based on a bond's theoretical value derived from similar bonds defined by credit quality and market sector and for which fair value incorporates an option adjusted spread. The option adjusted spread model includes prepayment and volatility assumptions, ratings (whole loans collateral) and spread adjustments. These CMOs are classified as Level 2. Other CMOs, due to their limited liquidity, are classified as Level 3 due to the insufficiency of inputs such as broker quotes, executed trades, credit information and cash flows.
  Equity securities: Equity securities with quoted market prices obtained from an active exchange market are classified as Level 1. Other equity securities that do not trade in highly liquid markets are classified as Level 2.
  Corporate securities, commercial paper and mutual funds (included as “other” in the “trading account securities” category): Quoted prices for these security types are obtained from broker dealers. Given that the quoted prices are for similar instruments or do not trade in highly liquid markets, these securities are classified as Level 2. The important variables in determining the prices of Puerto Rico tax-exempt mutual fund shares are net asset value, dividend yield and type of assets in the fund. All funds trade based on a relevant dividend yield taking into consideration the aforementioned variables. In addition, demand and supply also affect the price. Corporate securities that trade less frequently or are in distress are classified as Level 3.

Mortgage servicing rights

Mortgage servicing rights (“MSRs”) do not trade in an active market with readily observable prices. MSRs are priced internally using a discounted cash flow model. The valuation model considers servicing fees, portfolio characteristics, prepayments assumptions, delinquency rates, late charges, other ancillary revenues, cost to service and other economic factors. Due to the unobservable nature of certain valuation inputs, the MSRs are classified as Level 3.

Derivatives

Interest rate swaps, interest rate caps and indexed options are traded in over-the-counter active markets. These derivatives are indexed to an observable interest rate benchmark, such as LIBOR or equity indexes, and are priced using an income approach based on present value and option pricing models using observable inputs. Other derivatives are liquid and have quoted prices, such as forward contracts or “to be announced securities” (“TBAs”). All of these derivatives are classified as Level 2. The non-performance risk is determined using internally-developed models that consider the collateral held, the remaining term, and the creditworthiness of the entity that bears the risk, and uses available public data or internally-developed data related to current spreads that denote their probability of default.

Contingent consideration liability

Fair value of the true-up payment obligation (contingent consideration) to the FDIC as it relates to the Westernbank FDIC-assisted transaction was estimated using projected cash outflows related to the loss sharing agreements at the true-up measurement date, taking into consideration the intrinsic loss estimate, asset premium/discount, cumulative shared loss payments, and the cumulative servicing amount related to the loan portfolio. Refer to Note 4 to the consolidated financial statements for a description of the true up payment formula. The loss share cash outflows expected to be paid to the FDIC were discounted using a term equivalent rate taking into consideration BPPR's credit rating.

Loans held-in-portfolio considered impaired under ASC Section 310-10-35 that are collateral dependent

The impairment is measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35. Currently, the associated loans considered impaired are classified as Level 3.

Loans measured at fair value pursuant to lower of cost or fair value adjustments

Loans measured at fair value on a nonrecurring basis pursuant to lower of cost or fair value were priced based on outstanding investor commitments, secondary market prices, and discounted cash flow models which incorporate internally-developed assumptions for prepayments and credit loss estimates. These loans are classified as Level 3.

Other real estate owned and other foreclosed assets

Other real estate owned includes real estate properties securing mortgage, consumer, and commercial loans. Other foreclosed assets include automobiles securing auto loans. The fair value of foreclosed assets may be determined using an external appraisal, broker price opinion or an internal valuation. These foreclosed assets are classified as Level 3 given certain internal adjustments that may be made to external appraisals.